Trade receivables - Schedule of Net Trade Receivables (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 30.4	$ 22.0
Credit card receivables	2.5	2.5
Other receivables	19.5	19.3
Current receivables	52.4	43.8
Less: expected credit loss and sales allowances	(1.5)	(1.1)	$ (1.8)
Trade receivables	$ 50.9	$ 42.7